Income Taxes Narrative - Effective Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective income tax rate	14.10%	19.20%	16.50%	16.60%	26.50%
Blended federal and state statutory income tax rate	38.60%	38.70%	38.60%	38.70%	38.90%